OTHER FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2018
Other financial income (expenses), net [Abstract]
OTHER FINANCIAL INCOME (EXPENSES), NET
OTHER FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2018	2017	2016

Interest expense	(131,172)	(114,583)	(89,971)

Finance expense	(131,172)	(114,583)	(89,971)

Interest income	21,236	19,408	14,129

Finance income	21,236	19,408	14,129

Net foreign exchange (loss) gain	(177,645)	(65,479)	20,334
Inflation adjustment results (Note 4 (cc))	191,427	—	—
Change in fair value of financial assets	—	(1,057)	7,663
Derivative contract results	(99,259)	4,132	11,614
Others	15,837	(7,511)	(1,654)

Other financial income (expenses), net	(69,640)	(69,915)	37,957